Income Tax (Details Narrative 1) (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Details Narrative 1
Accumulated tax losses	$ 2,811,000	$ 3,136,000
Valuation allowance for accumulated tax losses	174,000
Expiration of tax loss			$ 1,773,000	$ 299,000	$ 174,000